February 5, 2014

Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
100 F Street NE
Washington, DC  20549

Re: Post-Effective Amendment No. 41 to Registration Statement on Form N-1A
       Allianz Variable Insurance Products Trust
       File Nos. 333-83423 and 811-09491

Dear Sir/Madam:

Enclosed for filing please find Post-Effective Amendment No. 41 to Form N-1A for the above-referenced Registrant. The primary purpose of this filing is to add disclosure to the prospectus and SAI describing the availability of a new investment option being added to the trust.

This post-effective amendment relates solely to the series of the Registrant included in Parts A and B filed herewith. Information contained in the Registration Statement relating to other series of the Registrant is neither amended nor superseded hereby. For the convenience of the staff in reviewing the Registration Statement, a copy of the Registration Statement is being sent by e-mail to the Office of Insurance Products of the Division of Investment Management.

The Registrant acknowledges that the Registrant is responsible for the adequacy and accuracy of the disclosure in this filing. Staff comments on the filing and changes to the filing following staff comments do not foreclose the Commission from taking any action with respect to the filing. The Company cannot raise the fact that the staff reviewed the filing as a defense to an action by the Commission or another person arising out of the Federal securities laws and does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing.

Manually executed signature pages and consents have been executed prior to the time of this electronic filing and will be retained by the Company for five years. Any disclosures and exhibits not filed herewith will be filed by amendment in a subsequent 485(b) filing.

If you have any questions or comments, please feel free to contact the undersigned.

Sincerely,

Allianz Variable Insurance Products Trust

By:  /s/ Erik Nelson

     ______________________________________________

     Erik Nelson, Chief Legal Officer

763/765-7453

Erik.Nelson@allianzlife.com

Allianz Investment Management LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. www.allianzlife.com

Allianz Investment Management LLC is a registered investment adviser that is a wholly owned subsidiary of Allianz Life
Insurance Company of North America. This information is confidential and is intended only for the use of the individual(s)
and/or entity/entities named above. This information should not be copied, forwarded, or further disseminated.